CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 366,336	$ 56,305	¥ 153,152
Restricted cash	3,185	489
Accounts receivable (net of allowance of nil and nil as of December 31, 2016 and 2017, respectively)	32,867	5,052	19,707
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2016 and 2017, respectively)	578,454	88,907	476,698
Inventories	249,735	38,384	192,372
Short-term investments	13,721	2,109	9,236
Prepaid expenses and other current assets	51,062	7,847	8,678
Total current assets	1,295,360	199,093	859,843
Property, plant and equipment, net	28,755	4,420	10,801
Intangible assets, net	5,339	821	1,223
Goodwill	5,930	911
Long-term investments	85,238	13,101	78,057
Deferred tax assets	41,895	6,439	22,972
Other non-current assets	3,000	461
Total assets	1,465,517	225,246	972,896
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB480,927 and RMB671,942 as of December 31, 2016 and 2017, respectively)	707,782	108,784	524,072
Advance from customers of the consolidated VIEs without recourse to the Group	10,683	1,642	5,885
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Group of RMB15,000 and RMB8,143 as of December 31, 2016 and 2017, respectively)	8,143	1,252	23,500
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB29,430 and RMB62,042 as of December 31, 2016 and 2017, respectively)	93,798	14,416	47,623
Income tax payables of the consolidated VIEs without recourse to the Group	21,600	3,320	20,628
Notes payable of the consolidated VIEs without recourse to the Group	5,243	806	2,662
Bank borrowings of the consolidated VIEs without recourse to the Group	30,000	4,611	10,000
Total current liabilities	877,249	134,831	634,370
Deferred tax liabilities of the consolidated VIEs without recourse to the Group	2,470	380
Amount due to a related party, non-current of the consolidated VIEs without recourse to the Group	3,076	473
Other non-current liabilities of the consolidated VIEs without recourse to the Group	4,940	759
Total liabilities	887,735	136,443	634,370
Mezzanine equity
Total mezzanine equity	349,618	53,734	308,347
Commitments and contingencies (Note 23)
Equity
Ordinary shares (US$0.0001 par value; 405,462,685 shares authorized as of December 31, 2016 and 17; 91,169,327 and 91,304,327 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	56	9	56
Additional paid-in capital	72,427	11,132	50,822
Accumulated (deficit)/ retained earnings	131,192	20,164	(36,490)
Accumulated other comprehensive income	22,100	3,397	15,791
Total Huami Corporation shareholders’ equity	225,775	34,702	30,179
Noncontrolling interest	2,389	367
Total equity	228,164	35,069	30,179
Total liabilities, mezzanine equity and equity	1,465,517	225,246	972,896
Series A Preferred Shares
Mezzanine equity
Total mezzanine equity	26,770	4,114	23,008
Series B-1 Preferred Shares
Mezzanine equity
Total mezzanine equity	26,906	4,135	23,779
Series B-2 Preferred Shares
Mezzanine equity
Total mezzanine equity	¥ 295,942	$ 45,485	¥ 261,560